Note 31 - Related Parties	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
31.	RELATED PARTIES

Policy and practices regarding the realization of transactions with related parties

The Company adopts the corporate governance practices recommended and/or required by the applicable laws.

Under the Company’s by-laws, the Board of Directors is responsible for approving any transactions or agreements between the Company and/or any of its subsidiaries (except for full subsidiaries), directors and/or shareholders (including direct or indirect shareholders of the Company). The Antitrust Compliance and Related Parties Committee of the Company is required to advise the Board of Directors of the Company on transactions with related parties.

Management is prohibited from interfering in any transaction in which a conflict exists, even in theory, with the Company’s interests. It is also not
permitted to interfere in decisions of any other management member, requiring documentation in the Minutes of Meeting of the Board any decision to abstain from the specific deliberations.

The Company’s guidelines with related parties follow reasonable or commutative terms, similar to those prevailing in the market, or under which the Company would contract similar transactions with third
parties. These are clearly disclosed in the financial statements as formalized in the written contracts.

Transactions with management members:

In addition to short-term benefits (primarily salaries), management members are entitled to participate in Stock Option Plan and Share-Based Payments Plan (Note
24
–
Share-based payments
).

Total expenses related to the Company’s management members are as follows:

	2019	2018	2017

Short-term benefits (i)	31.2	24.1	33.4
Share-based payments (ii)	41.2	30.8	38.9
Total key management remuneration	72.4	54.9	72.3

(i) These correspond substantially to management’s salaries and profit sharing (including performance bonuses).

(ii) These correspond to the compensation cost of stock options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.

Excluding the above mentioned plan (Note
24
–
Share-based payments
), the Company
no
longer has any type of transaction with the Management members or pending balances receivable or payable in its balance sheet.

Transactions with the Company's shareholders:

a
) Medical,
dental and other benefits

The Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficiência (“Fundação Zerrenner) is one
of Ambev’s shareholders, and at
December 31, 2019
held
10.2%
of its total share capital. Fundação Zerrenner is also an independent legal entity whose main goal is to provide Ambev’s employees, both active and retirees, with health care and dental assistance, technical and higher education courses, facilities for assisting elderly people, through direct initiatives or through financial assistance agreements with other entities. On
December 31, 2019
and
December 31, 2018,
actuarial obligations related to the benefits provided directly by Fundação Zerrenner are fully funded by plan assets, held for that purpose, which significantly exceeded the liabilities at these dates. Ambev recognizes the assets (prepaid expenses) of this plan to the extent of the amounts of economic benefit available to the Company, arising from reimbursements or from a reduction in future contributions.

The expenses incurred by Fundação Zerrenner in providing these benefits totaled
R$259.6
(
R$273.2
as at
December 31, 2018),
of which
R$229.6
and
R$30.0
were related to active employees and retirees respectively (
R$238.4
and
R$34.8
as at
December 31, 2018
related to active employees and retirees respectively).

b) Leasing

Ambev, through its subsidiary BSA (labeling), has an asset leasing agreement with Fundação Zerrenner, for
R$85.0
maturing on
May 31, 2020
that can be extended for a further year.

c) Leasing – Ambev. head office

Ambev has a leasing agreement for
two
sets of commercial premises with Fundação Zerrenner at an annual amount of
R$3.3,
maturing on
January, 2020.

d) Licensing agreement

The Company has a licensing agreement with Anheuser-Busch, Inc. to produce, bottle, sell and distribute Budweiser products in Brazil, Canada and Argentina, and sales and distribution agreements of Budweiser products in Guatemala, the Dominican Republic, Paraguay, El Salvador, Nicaragua, Uruguay, Chile, Panama, Costa Rica and Puerto Rico. In addition, the Company produces and distributes Stella Artois products under license to ABI in Brazil and Canada and, by means of a license granted to ABI, it also distributes Brahma products in the United States and several other countries such as the United Kingdom, Spain, Sweden, Finland and Greece. The amount recorded was
R$1.8
as at
December 31, 2019 (
R$2.0
as at
December 31, 2018
and
R$2.8
as at
December 31, 2017)
and
R$456.9
(
R$431.6
as at
December 31, 2018
and
R$369.1
as at
December 31, 2017)
as licensing income and expense, respectively.

Ambev has licensing agreements with the Group Modelo, subsidiaries of ABI to import, promote and sell Corona products (
Corona Extra
,
Corona Light
,
Coronita
,
Pacifico
and
Negra Modelo
) in Latin America and Canada.

Transactions with related parties

				2019
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)
AB InBev	24.8	–	(46.7)	–
AB Procurement	1.1	–	(0.2)	–
AB Services	15.5	–	(2.0)	–
AB USA	38.8	4.5	(180.9)	–
Bavaria	0.6	–	(64.0)	–
Cervecería Modelo	16.1	–	(223.1)	–
Inbev	0.7	64.5	(23.8)	–
ITW International	–	–	(223.7)	(108.9)
Panamá Holding	27.2	0.2	(0.2)	–
Others	18.7	0.8	(126.1)	–
	143.5	70.0	(890.7)	(108.9)

				2018
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)
AB InBev	16.4	–	(19.7)	–
AB Procurement	1.1	–	–	–
AB Services	43.7	–	(1.7)	–
AB USA	27.8	3.9	(265.2)	–
Cervecería Modelo	135.1	–	(583.8)	–
Inbev	0.6	45.6	(14.3)	–
ITW International	–	–	(248.9)	(66.5)
Panamá Holding	41.1	–	(15.8)	–
Others	28.7	0.5	(126.5)	–
	294.5	50.0	(1,275.9)	(66.5)

(i) The amount represents the trade operations (purchase and sale) and the reimbursement between the companies of the group.

The tables below represent the transactions with related parties, recognized in the income statement:

	2019
Company	Sales and others	Service fees / Reimbursement of expenses and others	Buying and others	Service fees / Reimbursement of expenses and others	Net finance cost
AB Package	–	–	(74.6)	–	–
AB USA	52.2	–	(802.3)	(2.6)	–
Cervecería Modelo	0.1	–	(1,023.9)	(2.1)	–
Inbev	–	–	(159.3)	–	–
ITW International	–	–	–	–	(41.5)
Others	4.7	0.4	(334.2)	(17.0)	–
	57.0	0.4	(2,394.3)	(21.7)	(41.5)

	2018
Company	Sales and others	Service fees / Reimbursement of expenses and others	Buying and others	Service fees / Reimbursement of expenses and others	Net finance cost
AB Procurement	17.0	–	–	–	–
AB USA	49.1	–	(739.2)	(2.3)	–
Ambev Peru	0.1	–	–	–	–
Cervecería Modelo	0.2	–	(1,009.9)	(5.8)	–
Inbev	0.1	–	(107.1)	–	–
Others	19.3	0.2	(153.5)	(22.7)	(8.0)
	85.8	0.2	(2,009.7)	(30.8)	(8.0)

	2017
Company	Sales and others	Service fees / Reimbursement of expenses and others	Buying and others	Service fees / Reimbursement of expenses and others	Net finance cost
AB Procurement	20.8	–	(5.8)	–	–
AB USA	44.0	–	(542.8)	(1.9)	–
Ambev Peru	1.5	–	(8.6)	–	–
Cervecería Modelo	0.4	–	(792.6)	(2.3)	–
Inbev	–	–	(73.6)	–	–
Others	9.4	0.2	(105.5)	(23.0)	(16.8)
	76.1	0.2	(1,528.9)	(27.2)	(16.8)

List of the companies used in the tables above
:

AB InBev Procurement GmbH (“AB Procurement”)
Anheuser-Busch InBev N.V. (“AB InBev”)
Anheuser-Busch Inbev Services LLC (“AB Services”)
Anheuser-Busch Inbev USA LLC (“AB USA”)
Anheuser-Busch Packaging Group Inc. (“AB Package”)
Bavaria S.A. (“Bavaria”)
Cervecería Modelo de Mexico S. de R.L. de C.V. (“Cervecería Modelo”)
Cerveceria Nacional S de RL (“Panamá Holding”)
Compañia Cervecera Ambev Peru S.A.C. (“Ambev Peru”)
Inbev Belgium N.V. (“Inbev”)
Interbrew International B.V. (“ITW International”)